RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Accounts and other receivable, net	$ 0		$ 0		$ 0
Other related parties
Disclosure of transactions between related parties [line items]
Revenues	6	$ 53	53	$ 124
Interest income	3	$ 0	11	$ 0
Accounts and other receivable, net	202		202		602
Accounts payable and other	35		35		269
Non-recourse borrowings in subsidiaries of the company	$ 44		$ 44		$ 0